Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about other intangible assets

	Capitalized development expenditures	Patents, concessions and licenses	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2023	€32,981	€916	€4,299	€38,196
Additions	4,352	98	270	4,720
Divestitures	(49)	(13)	(334)	(396)
Change in scope of consolidation	5	6	29	40
Translation differences and other changes	(503)	—	(26)	(529)
At December 31, 2023	36,786	1,007	4,238	42,031
Additions	4,150	82	454	4,686
Divestitures	(150)	(20)	(707)	(877)
Change in scope of consolidation	230	(2)	35	263
Transfer to Assets held for sale	—	—	(1)	(1)
Translation differences and other changes	677	23	92	792
At December 31, 2024	41,693	1,090	4,111	46,894
Accumulated amortization and impairment losses at January 1, 2023	17,277	551	1,362	19,190
Amortization	2,193	92	200	2,485
Impairment losses and asset write-offs	122	—	—	122
Divestitures	(38)	(11)	(3)	(52)
Change in scope of consolidation	5	5	17	27
Translation differences and other changes	(348)	(3)	(15)	(366)
At December 31, 2023	19,211	634	1,561	21,406
Amortization	2,149	98	211	2,458
Impairment losses, reversals and asset write-offs	693	1	—	694
Divestitures	(156)	(19)	(28)	(203)
Change in scope of consolidation	(30)	—	3	(27)
Translation differences and other changes	159	5	23	187
At December 31, 2024	22,026	719	1,770	24,515
Carrying amount at December 31, 2023	€17,575	€373	€2,677	€20,625
Carrying amount at December 31, 2024	€19,667	€371	€2,341	€22,379